UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended June 30, 2009

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     TIG Advisors, LLC

Address:  535 Madison Avenue, 37th Floor
          New York, New York 10022

13F File Number: 28-11896

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Robert Rettie
Title:  Chief Accounting Officer
Phone:  (212) 396-8742


Signature, Place and Date of Signing:


/s/ Robert Rettie              New York, New York              August 13, 2009
--------------------         ----------------------         --------------------
     [Signature]                [City, State]                       [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:            2

Form 13F Information Table Entry Total:      65

Form 13F Information Table Value Total: $275,005
                                        (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

Form 13F File Number       Name
28-12869                   Tiedemann/Falconer Partners L.P.
28-13433                   Arbitrage Associates L.P.


                                                       FORM 13F INFORMATION TABLE


COLUMN 1                        COLUMN  2          COLUMN 3    COLUMN 4        COLUMN 5       COLUMN 6   COLUMN 7      COLUMN 8

                                TITLE                          VALUE      SHRS OR   SH/ PUT/  INVESTMENT  OTHER    VOTING AUTHORITY
NAME OF ISSUER                  OF CLASS           CUSIP       (X$1000)   PRN AMT   PRN CALL  DISCRETION  MANAGERS SOLE  SHARED NONE
--------------                  --------           -----       --------   -------   --- ----  ----------  -------- ----  ------ ----
ASML HOLDING N V                NY REG SHS         N07059186    1,083        50,000 SH  PUT   SOLE        NONE        50,000
AXSYS TECHNOLOGIES INC          COM                054615109    3,234        60,285 SH        SOLE        NONE        60,285
BANK OF AMERICA CORPORATION     COM                060505104    4,092       310,000 SH  PUT   SOLE        NONE       310,000
BLOCKBUSTER INC                 CL A               093679108      132       200,000 SH        SOLE        NONE       200,000
BLOCKBUSTER INC                 CL A               093679108       66       100,000 SH  CALL  SOLE        NONE       100,000
BOEING CO                       COM                097023105    1,063        25,000 SH  PUT   SOLE        NONE        25,000
BPW ACQUISITION CORP            COM                055637102    2,013       210,225 SH        SOLE        NONE       210,225
CENTEX CORP                     COM                152312104    1,513       178,900 SH        SOLE        NONE       178,900
CF INDS HLDGS INC               COM                125269100    4,424        59,672 SH        SOLE        NONE        59,672
CITIGROUP INC                   COM                172967101      297       100,000 SH  CALL  SOLE        NONE       100,000
CITIGROUP INC                   COM                172967101    5,791     1,949,600 SH  PUT   SOLE        NONE     1,949,600
COACH INC                       COM                189754104    9,408       350,000 SH        SOLE        NONE       350,000
COMPANHIA ENERGETICA DE MINA    SP ADR N-V PFD     204409601    3,360       250,000 SH        SOLE        NONE       250,000
COUGAR BIOTECHNOLOGY INC        COM                222083107    3,514        81,807 SH        SOLE        NONE        81,807
CVB FINL CORP                   COM                126600105      299        50,000 SH  PUT   SOLE        NONE        50,000
CONTINENTAL AIRLS INC           CL B               210795308    1,329       150,000 SH  PUT   SOLE        NONE       150,000
DATA DOMAIN INC                 COM                23767P109    3,248        97,310 SH        SOLE        NONE        97,310
DATA DOMAIN INC                 COM                23767P109    1,001        30,000 SH  PUT   SOLE        NONE        30,000
DIAMONDS TR                     UNIT SER 1         252787106    4,233        50,000 SH  PUT   SOLE        NONE        50,000
DIRECTV GROUP INC               COM                25459L106    2,101        85,000 SH  PUT   SOLE        NONE        85,000
E TRADE FINANCIAL CORP          COM                269246104      223       173,225 SH        SOLE        NONE       173,225
EMULEX CORP                     COM NEW            292475209    1,461       149,417 SH        SOLE        NONE       149,417
EMULEX CORP                     COM NEW            292475209      978       100,000 SH  PUT   SOLE        NONE       100,000
FOUNDATION COAL HLDGS INC       COM                35039W100    5,216       185,540 SH        SOLE        NONE       185,540
GOODRICH CORP                   COM                382388106    2,499        50,000 SH  PUT   SOLE        NONE        50,000
HAWAIIAN HOLDINGS INC           COM                419879101      722       120,000 SH        SOLE        NONE       120,000
HICKS ACQUISITION CO I INC      COM                429086309    1,439       150,000 SH        SOLE        NONE       150,000
HOME DEPOT INC                  COM                437076102    1,654        70,000 SH  PUT   SOLE        NONE        70,000
ICICI BK LTD                    ADR                45104G104      443        15,000 SH        SOLE        NONE        15,000
INFOSYS TECHNOLOGIES LTD        SPONSORED ADR      456788108      552        15,000 SH        SOLE        NONE        15,000
INTERSIL CORP                   CL A               46069S109    5,971       475,000 SH        SOLE        NONE       475,000
IPC HLDGS LTD                   ORD                G4933P101    4,114       150,486 SH        SOLE        NONE       150,486
ISHARES TR                      BARCLYS 20+ YR     464287432   18,914       200,000 SH        SOLE        NONE       200,000
KKR FINANCIAL HLDGS LLC         COM                48248A306      186       200,000 SH        SOLE        NONE       200,000
LAS VEGAS SANDS CORP            COM                517834107      786       100,000 SH  PUT   SOLE        NONE       100,000
LIBERTY MEDIA CORP NEW          ENT COM SER A      53071M500    3,605       135,000 SH        SOLE        NONE       135,000
LIBERTY ACQUISITION HLDGS CO    COM                53015Y107    8,150       899,543 SH        SOLE        NONE       899,543
LSI CORPORATION                 COM                502161102    7,068     1,550,000 SH        SOLE        NONE     1,550,000
MCDONALDS CORP                  COM                580135101    1,150        20,000 SH  PUT   SOLE        NONE        20,000
MGM MIRAGE                      COM                552953101      256        40,000 SH  PUT   SOLE        NONE        40,000
NATCO GROUP INC                 CL A               63227W203    1,939        58,887 SH        SOLE        NONE        58,887
NIKE INC                        CL B               654106103   75,081     1,450,000 SH  PUT   SOLE        NONE     1,450,000
NOVA CHEMICALS CORP             COM                66977W109    5,282       890,787 SH        SOLE        NONE       890,787
NRDC ACQUISITION CORP           COM                62941R102    2,636       271,990 SH        SOLE        NONE       271,990
NRG ENERGY INC                  COM NEW            629377508    5,114       196,978 SH        SOLE        NONE       196,978
PEPSI BOTTLING GROUP INC        COM                713409100    1,142        33,748 SH        SOLE        NONE        33,748
PETRO-CDA                       COM                71644E102    2,522        65,300 SH        SOLE        NONE        65,300
POWERSHARES QQQ TRUST           UNIT SER 1         73935A104    1,819        50,000 SH  PUT   SOLE        NONE        50,000
POWERSHARES ETF TRUST           WATER RESOURCE     73935X575      294        20,000 SH        SOLE        NONE        20,000
QUANTUM CORP                    COM DSSG           747906204      174       209,319 SH        SOLE        NONE       209,319
SPDR TR                         UNIT SER 1         78462F103    5,333        58,000 SH  PUT   SOLE        NONE        58,000
SCHERING PLOUGH CORP            COM                806605101    6,019       239,606 SH        SOLE        NONE       239,606
SHERWIN WILLIAMS CO             COM                824348106   10,992       204,500 SH        SOLE        NONE       204,500
SIMON PPTY GROUP INC NEW        COM                828806109    1,029        20,000 SH  PUT   SOLE        NONE        20,000
SLM CORP                        COM                78442P106      125        12,200 SH        SOLE        NONE        12,200
SUN MICROSYSTEMS INC            COM NEW            866810203    5,717       620,103 SH        SOLE        NONE       620,103
TIM PARTICIPACOES S A           SPONS ADR PFD      88706P106    1,482        85,000 SH        SOLE        NONE        85,000
UNITED REFINING ENERGY CORP     COM                911360105      525        53,694 SH        SOLE        NONE        53,694
UNITED STATES OIL FUND LP       UNITS              91232N108    7,586       200,000 SH  CALL  SOLE        NONE       200,000
VALIDUS HOLDINGS LTD            COM SHS            G9319H102      640        29,100 SH        SOLE        NONE        29,100
OPEN JT STK CO-VIMPEL COMMUN    SPONSORED ADR      68370R109      163        13,820 SH        SOLE        NONE        13,820
VIVO PARTICIPACOES S A          SPON ADR PFD NEW   92855S200    3,409       180,000 SH        SOLE        NONE       180,000
WIND RIVER SYSTEMS INC          COM                973149107    1,937       169,038 SH        SOLE        NONE       169,038
WYETH                           COM                983024100   10,576       233,006 SH        SOLE        NONE       233,006
ZORAN CORP                      COM                98975F101    5,881       539,500 SH        SOLE        NONE       539,500

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